NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 18, 2011

TO THE PROSPECTUS DATED OCTOBER 29, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

The third sentence of the first paragraph of the section “How We Manage Your Money—What Types of Securities We Invest In—Investment Companies and Other Pooled Investment Vehicles” is hereby deleted in its entirety and replaced with the following sentence:

The funds, other than Nuveen Tradewinds Value Opportunities Fund, may invest in the securities of ETFs in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by certain ETFs and their sponsors from the Securities and Exchange Commission.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-TWVOPP-1011P

NUVEEN TRADEWINDS VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 18, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

The third sentence of the first paragraph of the section “Investment Policies and Techniques—Other Investment Policies and Techniques—Investment Companies” is hereby deleted in its entirety and replaced with the following sentence:

Each Fund, other than Nuveen Tradewinds Value Opportunities Fund, may invest in certain ETFs in excess of the limits imposed by the 1940 Act pursuant to exemptive orders obtained from the SEC by certain ETFs and their sponsors.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-TVOSAI-1011P